FINANCIAL INSTRUMENTS - FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of detailed information about of carrying values of financial instruments [Table Text Block]
	For the Year Ended December 31, 2020
	Carrying Amount			Fair Value
	Financial Assets Not Measured at FV	Other Financial Liabilities	Total	Level 1	Total
Financial Assets Measured at Fair Value (FV)
Short Term Investments	-	-	-	-	-
Total Financial Assets Measured at Fair Value (FV)	-	-	-	-	-
Financial Assets Not Measured at Fair Value (FV)
Cash	21,226	-	21,226	21,226	21,226
Restricted Cash	47	-	47	47	47
Trade Receivables	117	-	117	117	117
Other Receivables	221	-	221	221	221
Total Financial Assets Not Measured at Fair Value (FV)	21,611	-	21,611	21,611	21,661
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	-	815	815	815	815
Other Payables	-	64	64	64	64
Total Financial Liabilities Not Measured at Fair Value (FV)	-	879	879	879	879
	For the Year Ended December 31, 2021
	Carrying Amount			Fair Value
	Financial Assets Not Measured at FV	Other Financial Liabilities	Total	Level 1	Total
Financial Assets Measured at Fair Value (FV)
Short Term Investments	-	-	-	8,811	8,811
Total Financial Assets Measured at Fair Value (FV)	-	-	-	8,811	8,811
Financial Assets Not Measured at Fair Value (FV)
Cash	29,082	-	29,082	29,082	29,082
Restricted Cash	47	-	47	47	47
Trade Receivables	254	-	254	254	254
Other Receivables	23	-	23	23	23
Total Financial Assets Not Measured at Fair Value (FV)	29,406	-	29,406	29,406	29,406
Financial Liabilities Not Measured at Fair Value (FV)
Accounts Payable	-	6,604	6,604	6,604	6,604
Other Payables	-	3,351	3,351	3,351	3,351
Total Financial Liabilities Not Measured at Fair Value (FV)	-	9,955	9,955	9,955	9,955

Schedule of detailed information about exposure to credit risk trade receivables and contract asset by geographic region [Table Text Block]
	December 31, 2021	December 31, 2020
US	230	117
Other Regions	24	-
Trade Receivables	254	117

Schedule of detailed information about nature and extent of risks arising from financial instruments [Table Text Block]
	Average Rate		Period-end Spot Rate
	Strengthening	Weakening	Strengthening	Weakening
Balance at, December 31, 2021
CAD (-5% movement)	43	(43)	4	(4)
ILS (-5% movement)	39	(39)	54	(54)
Balance at, December 31, 2020
CAD (-5% movement)	-	-	-	-
ILS (-5% movement)	209	(209)	199	(199)

Schedule of detailed information about foreign currency risk management [Table Text Block]
	Liabilities		Assets
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
CAD	(1,331)	(54)	3,291	300
ILS	(1,420)	(103)	191	863
Total Exposure	(2,751)	(157)	3,482	1,163